RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Net amounts due to related parties consisted of the following as of September 30, 2019 and 2018:

		As of September 30,
Accounts	Name of related parties	2019	2018
Related party payables	Shareholder, HUANG Jian Cong	$1,323,734	$3,584,216
Related party payables	Other Affiliates of the Company	122,727	110,253
Due from Related Parties	Other Affiliates of the Company	110,990	22,278